INVENTORIES (Schedule of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials, parts and supplies	$ 5,364	$ 8,552
Work in process	5,036	1,404
Finished products	16,741	13,172
Inventory, Net	$ 27,141	$ 23,128